UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated:

                                  PERIODS ENDED
                                 OCTOBER 31, 2009
                           --------------------------
                           SIX MONTHS   TWELVE MONTHS
                           ----------   -------------
FMC Strategic Value Fund     +18.26%       +18.84%
Russell 2000 Value Index     +16.66%        +1.96%

Notwithstanding the recovery in market value that the Fund, and the stock market, has realized, particularly over the last six months of the fiscal year, it is clear that investors, especially the public, are still smarting from the market drubbing experienced late last year and early this year. Statistics show that while new funds have been entering the mutual fund industry, the allocation has been overwhelmingly to bond funds as equity mutual funds remain in a net redemption trend. As BusinessWeek reported in its December 7, 2009 issue, bond funds have taken in nearly $330 billion so far this (calendar) year while U.S. stock funds have lost almost $28 billion. Net redemptions have been the case for the Fund as well. We note that barring any calamity during the last part of December, the recovery in market value for the Fund in the calendar year will be in excess of 40%, well ahead of both our benchmark, the Russell Value 2000 Index, and the S&P 500 Index. As we wrote in the April 30, 2009 Semi-Annual report to shareholders, "as long as investors remain cautious in reallocating capital to the stock market, as a contrarian, there is room for optimism." Simply, while there remains ample room for more improvement, so far we have made a good recovery. We have to admit to wondering what investors who threw in the towel amid the depths of the market decline in March 2009 are thinking. It will likely be many years, if ever, before they regain the confidence needed to invest in the stock market.

On balance, our favorable performance has been well served by either averaging down or buying more of what we already own. In addition, our largest holding, Encore Acquisition Co., has agreed to be acquired by Denbury Resources in a combined cash and stock transaction. We have elected to take profits in Encore rather than back into a new holding. It is important to note that we initially purchased shares in Encore eight years ago and the Fund enjoyed a very profitable return on its investment. This is the type of profile that fits our long-term investing objective, in contrast to the lack of patience most investors exhibit when they react to short-term events.

Whereas the main questions over the past year were "When will the market hit bottom?" and "Is there a recovery in sight?," now the question is "How much more and for how long?". We are loath to make general market projections, but in general we do not see the forces at work typically needed to create a substantial correction. We recognize the negatives, i. e., this has been the worst recession the U.S. has faced in the last 60 years, a troubling unemployment rate that has reached 10%, the commercial real estate market appears to be teetering in advance of a significant fall, and the consumer appears more inclined to save than to spend. But in the main, the rate of economic contraction is slowing with many signs that U.S. businesses have seen the worst. The discussion centers on the shape of a recovery with the consensus pointing to the shape of a "U" more likely than a "V". Further, with the intense focus on cutting costs during this economic downturn, many companies today are quite lean and poised such that when growth returns to the top line, the operating leverage should prove impressive.

Despite our view of the market and the economy, the majority of our time is spent on analyzing individual companies. We briefly discuss below two recent additions to the portfolio which indicate to us that there is still the potential for attractive long term appreciation.

Huntsman Corp. (HUN) is a chemical company with a diverse range of products both by market and geography that represent a good mix of early and late cycle businesses. We acquired our position for less than $8 per share. Just prior to the economic recession, certain private equity investors agreed to acquire Huntsman for $28 per share. When the recession hit, the buyers backed out. Huntsman sued and subsequently settled for a substantial cash payment.

Like most industrial companies, earnings have declined this year but management was quick to cut costs, especially capital spending. As a result, despite an earnings decline, Huntsman still generated substantial free cash flow which was used to reduce debt and to pay a cash dividend which on our cost represents a yield of 5%. Based on our analysis, we think that the company can generate normalized EBIDTA of at least $1 billion in two to three years which should result in EPS of approximately $1.30. When combined with excess depreciation over projected capital spending, free cash flow could exceed $2.30 per share. Assuming a conservative multiple of 7 times free cash flow, a stock price of $16 could be achieved.

Another addition over the past year is Federal Mogul (FDML), a large auto parts supplier. Federal Mogul is an extremely well managed company that has a good mix between original equipment (OE) and aftermarket sales; the latter represents about 40% of sales. The company is also well spread geographically throughout North America, Europe and Asia. Its product offerings to the OE segment are highly concentrated on value added technology products designed to increase fuel economy, reduce vehicle emissions, and enable the use of alternative energies. Other products are industry leaders in vehicle safety.

Despite the cyclicality of the automobile industry in general and the problems of the U.S. manufacturers in particular, Federal Mogul has consistently generated free cash flow in excess of $300 million or $3.00 per share in each year from 2005 to 2008. Despite the downturn this year, we think these levels will be achieved again within the next couple of years, and we will be disappointed if the stock does not appreciate to well over $20, compared with our cost of $15. Also, the company has sufficient balance sheet liquidity such that it is capable of making an acquisition which, based on management's discipline, we think can further enhance value.

We appreciate your continued confidence.

Sincerely,


/s/ Edward I. Lefferman
Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
      IN THE FMC STRATEGIC VALUE FUND VERSUS THE RUSSELL 2000 VALUE INDEX

  AVERAGE ANNUAL TOTAL RETURN(1)
       FOR THE PERIODS ENDED
         OCTOBER 31, 2009:
----------------------------------
1 Year   3 Year   5 Year   10 Year
Return   Return   Return    Return
------   ------   ------   -------
18.84%   (5.08%)   3.97%    11.03%

                              (PERFORMANCE GRAPH)

             FMC Strategic Value Fund   Russell 2000 Value Index(2)
             ------------------------   ---------------------------
10/31/1999             10000                       10000
10/31/2000             12396                       11730
10/31/2001             14492                       12756
10/31/2002             15734                       12434
10/31/2003             19534                       17443
10/31/2004             23432                       20582
10/31/2005             27346                       23265
10/31/2006             33281                       28592
10/31/2007             37602                       29177
10/31/2008             23951                       20267
10/30/2009             28464                       20664

(1) The data quoted herein represents past performance; past performance does not guarantee future results. The return and value of an investment in the Fund will fluctuate so that, when redeemed, the investment may be worth less than its original cost. The Fund's performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers were applied during earlier periods; if they had not been in effect, performance would have been lower. For performance data current to the most recent month end, please call 1-877-FMC-4099 (1-877-362-4099).

(2) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                            PORTFOLIO COMPOSITION(3)

                                  (PIE CHART)

Energy                         25.8%
Cash Equivalent                16.8%
Miscellaneous Consumer         11.2%
Services                        9.8%
Automotive                      9.2%
Industrial/Manufacturing        6.6%
Printing & Publishing           6.4%
Financial Services              3.2%
Technology                      2.7%
Real Estate Investment Trust    2.7%
Telecommunications              2.1%
Food                            1.6%
Transportation Equipment        1.3%
Basic Industry                  0.4%
Corporate Obligation            0.2%

(3) Portfolio composition percentages are based upon the total investments of the Fund.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2009

                                                                         Value
                                                            Shares       (000)
                                                         -----------   ---------
COMMON STOCK (84.9%)+
AUTOMOTIVE (9.4%)
   Drew Industries* ..................................       350,000   $   6,699
   Federal Mogul* ....................................       463,000       5,162
   Spartan Motors ....................................       825,000       4,117
                                                                       ---------
                                                                          15,978
                                                                       ---------
BASIC INDUSTRY (0.4%)
   Mueller Industries ................................        30,000         710
                                                                       ---------
ENERGY (26.4%)
   BJ Services .......................................       265,000       5,088
   CE Franklin Ltd.* .................................       800,000       4,800
   Core Laboratories .................................        52,000       5,424
   Encore Acquisition* ...............................       240,000       8,897
   Hercules Offshore* ................................       350,000       1,795
   Petroplus Holdings*(1) ............................       182,500       3,995
   Range Resources ...................................       190,000       9,510
   Weatherford International Ltd.* ...................       300,000       5,259
                                                                       ---------
                                                                          44,768
                                                                       ---------
FINANCIAL SERVICES (3.3%)
   American Safety Insurance Holdings Ltd.* ..........       135,000       2,000
   Old Republic International ........................       335,000       3,578
                                                                       ---------
                                                                           5,578
                                                                       ---------
FOOD (1.6%)
   Agrium ............................................        58,000       2,723
                                                                       ---------
INDUSTRIAL/MANUFACTURING (6.8%)
   Actuant, Cl A .....................................        67,400       1,052
   Allegheny Technologies ............................       140,000       4,321
   Huntsman ..........................................       480,000       3,816
   Mettler-Toledo International* .....................        24,000       2,340
                                                                       ---------
                                                                          11,529
                                                                       ---------


    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2009

                                                           Shares/
                                                         Face Amount     Value
                                                            (000)        (000)
                                                         -----------   ---------
MISCELLANEOUS CONSUMER (11.5%)
   Blyth .............................................        27,500   $     974
   Dorel Industries, Cl B ............................       128,000       3,475
   Ethan Allen Interiors .............................        86,000       1,072
   Furniture Brands International* ...................       115,000         489
   Jarden ............................................       300,000       8,217
   Prestige Brands Holdings* .........................       775,000       5,239
                                                                       ---------
                                                                          19,466
                                                                       ---------
PRINTING & PUBLISHING (6.6%)
   Cenveo* ...........................................       730,000       5,168
   RR Donnelley & Sons ...............................       300,000       6,024
                                                                       ---------
                                                                          11,192
                                                                       ---------
REAL ESTATE INVESTMENT TRUST (2.7%)
   Mack Cali Realty ..................................       150,000       4,643
                                                                       ---------
SERVICES (10.0%)
   American Reprographics* ...........................       270,000       1,620
   ATC Technology* ...................................       300,000       6,270
   Moody's ...........................................       115,000       2,723
   United Stationers* ................................       135,000       6,364
                                                                       ---------
                                                                          16,977
                                                                       ---------
TECHNOLOGY (2.8%)
   Polycom* ..........................................       220,000       4,723
                                                                       ---------
TELECOMMUNICATIONS (2.1%)
   Frontier Communications ...........................       500,000       3,585
                                                                       ---------
TRANSPORTATION EQUIPMENT (1.3%)
   Commercial Vehicle Group* .........................       470,000       2,223
                                                                       ---------
TOTAL COMMON STOCK
   (Cost $158,711) ...................................                   144,095
                                                                       ---------
CORPORATE OBLIGATION (0.2%)
   Mueller Industries
      6.000%, 11/01/14 (Cost $425) ...................   $       425         395
                                                                       ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 FMC STRATEGIC VALUE FUND

October 31, 2009

                                                                         Value
                                                            Shares       (000)
                                                         -----------   ---------
CASH EQUIVALENT (17.2%)
   Dreyfus Treasury Prime Cash Management Fund,
      0.001%(2) (Cost $29,117) .......................    29,116,540   $  29,117
                                                                       ---------
TOTAL INVESTMENTS - (102.3%)
   (Cost $188,253) ...................................                 $ 173,607
                                                                       =========

PERCENTAGES ARE BASED ON NET ASSETS OF $169,650 (000).

*    NON INCOME PRODUCING SECURITY.

+ INDUSTRY SECTOR PARAMETERS USED FOR FINANCIAL REPORTING PURPOSES MAY DIFFER FROM THE PARAMETERS USED FOR COMPLIANCE MONITORING PURPOSES.

(1) SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE. THE TOTAL VALUE OF ALL SUCH SECURITIES AT OCTOBER 31, 2009 WAS $3,995 (000) AND REPRESENTED 2.4% OF NET ASSETS.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL   - CLASS
LTD. - LIMITED

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)               FMC STRATEGIC VALUE FUND

October 31, 2009

Assets:
   Investments at Value (Cost $188,253) ...........................   $  173,607
   Receivable for Capital Shares Sold .............................           53
   Dividend and Interest Receivable ...............................           21
   Other Assets ...................................................           11
                                                                      ----------
      Total Assets ................................................      173,692
                                                                      ----------
Liabilities:
   Payable for Investment Securities Purchased ....................        3,807
   Payable to Investment Adviser ..................................          154
   Payable to Administrator .......................................           18
   Payable to Trustees and Officers ...............................            4
   Other Accrued Expenses .........................................           59
                                                                      ----------
      Total Liabilities ...........................................        4,042
                                                                      ----------
   Net Assets .....................................................   $  169,650
                                                                      ==========
Net Assets Consist of:
   Paid-in Capital ................................................   $  187,442
   Accumulated Net Realized Loss on Investments ...................       (3,146)
   Net Unrealized Depreciation on Investments .....................      (14,646)
                                                                      ----------
   Net Assets .....................................................   $  169,650
                                                                      ==========
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ...................    9,569,008(1)
                                                                      ----------
   Net Asset Value, Offering and Redemption Price Per Share .......   $    17.73
                                                                      ==========

(1)  Shares have not been rounded.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2009

Investment Income:
   Dividend Income (less foreign taxes withheld of $32) ..............   $ 1,859
   Interest Income ...................................................        28
                                                                         -------
      Total Investment Income ........................................     1,887
                                                                         -------
Expenses:
   Investment Advisory Fees ..........................................     1,475
   Administration Fees ...............................................       177
   Trustees' and Officers' Fees ......................................        13
   Transfer Agent Fees ...............................................        54
   Professional Fees .................................................        41
   Printing Fees .....................................................        31
   Registration and Filing Fees ......................................        21
   Custodian Fees ....................................................         6
   Other Expenses ....................................................        15
                                                                         -------
      Total Expenses .................................................     1,833
                                                                         -------
      Net Investment Income ..........................................        54
                                                                         -------
Net Realized Loss on Investments .....................................    (1,870)
Net Change in Unrealized Appreciation on Investments .................    25,116
                                                                         -------
      Net Realized and Unrealized Gain on Investments ................    23,246
                                                                         -------
Net Increase in Net Assets Resulting from Operations .................   $23,300
                                                                         =======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,

                                                             2009        2008
                                                           --------   ---------
Operations:
   Net Investment Income ...............................   $     54   $     591
   Net Realized Loss on Investments ....................     (1,870)       (833)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ...................................     25,116     (97,231)
                                                           --------   ---------
      Net Increase (Decrease) in Net Assets Resulting
         from Operations ...............................     23,300     (97,473)
                                                           --------   ---------
Dividends and Distributions:
   Net Investment Income ...............................       (124)       (778)
   Net Realized Gain ...................................       (244)    (14,814)
   Return of Capital ...................................       (199)         --
                                                           --------   ---------
      Total Dividends and Distributions ................       (567)    (15,592)
                                                           --------   ---------
Capital Share Transactions:
   Issued ..............................................      7,013      37,965
   In Lieu of Dividends and Distributions ..............        562       1,093
   Redeemed ............................................    (25,868)    (29,441)
                                                           --------   ---------
      Net Increase (Decrease) in Net Assets Derived from
         Capital Share Transactions ....................    (18,293)      9,617
                                                           --------   ---------
      Total Increase (Decrease) in Net Assets ..........      4,440    (103,448)
                                                           --------   ---------
Net Assets:
   Beginning of Year ...................................    165,210     268,658
                                                           --------   ---------
   End of Year .........................................   $169,650   $ 165,210
                                                           ========   =========
Undistributed Net Investment Income ....................   $     --   $      --
                                                           ========   =========
Shares Issued and Redeemed:
   Issued ..............................................        471       1,788
   In Lieu of Dividends and Distributions ..............         42          51
   Redeemed ............................................     (1,971)     (1,495)
                                                           --------   ---------
      Net Increase (Decrease) in Shares Outstanding from
         Capital Share Transactions ....................     (1,458)        344
                                                           ========   =========

Amounts designated as "--" are $0 or are rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

                               Realized
         Net                     and
        Asset                 Unrealized               Dividends  Distributions
        Value,       Net         Gain        Total     from Net        from
      Beginning  Investment   (Loss) on      from     Investment     Realized    Return of
       of Year    Income(2)  Investments  Operations    Income        Gains       Capital
      ---------  ----------  -----------  ----------  ----------  -------------  ---------
2009    $14.98      $0.01      $ 2.79      $ 2.80       $(0.01)      $(0.02)      $(0.02)
2008     25.15       0.05       (8.75)      (8.70)       (0.07)       (1.40)          --
2007     23.59       0.18        2.80        2.98        (0.19)       (1.23)          --
2006     20.25       0.14        4.13        4.27        (0.13)       (0.80)          --
2005     18.36       0.08        2.90        2.98        (0.18)       (0.91)          --

                                                                   Ratio
                       Net                  Net                   of Net
          Total       Asset               Assets,     Ratio     Investment
        Dividends     Value,                End    of Expenses    Income    Portfolio
           and         End      Total     of Year   to Average  to Average   Turnover
      Distributions  of Year  Return(1)    (000)    Net Assets  Net Assets     Rate
      -------------  -------  ---------  --------  -----------  ----------  ---------
2009     $(0.05)      $17.73    18.84%   $169,650     1.24%        0.04%       11%
2008      (1.47)       14.98   (36.30)    165,210     1.18         0.25        30
2007      (1.42)       25.15    12.98     268,658     1.18         0.74        20
2006      (0.93)       23.59    21.71     197,940     1.22         0.64        19
2005      (1.09)       20.25    16.70     125,344     1.25         0.42        13

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share data was calculated using average shares for the period.

     Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2009

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund" and together with the FMC Select Fund, the "Funds"). The Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of U.S. companies with small to medium market capitalizations that First Manhattan Co., investment adviser to the Fund (the "Adviser"), considers undervalued by the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The Financial Accounting Standards Board ("FASB") has issued FASB ACS 105 (formerly FASB Statement No. 168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized by the FASB to be applied by non-governmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not being changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Trust has implemented the Codification as of October 31, 2009.

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are valued based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2009

     their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2009, there were no securities valued in accordance with the Fair Value Procedures.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of a security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator and the Fund holds the relevant securities, then the Administrator will notify the Adviser that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, ASC 820 (formerly FASB Statement No. 157), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received if an asset were sold or paid if a liability were transferred in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2009

     - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

     The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at October 31, 2009:

                             LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
                            --------   -------   -------   -------
Investments in securities
Common Stock                $144,095     $ --      $--     $144,095
Corporate Obligation              --      395       --          395
Cash Equivalent               29,117       --       --       29,117
Total                       $173,212     $395      $--     $173,607
                            ========     ====      ===     ========

     For the year ended October 31, 2009, there have been no significant changes to the Fund's fair valuation methodologies.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of the Administrator, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, each of

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2009

whom is an employee of the Administrator, is paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by Securities and Exchange Commission ("SEC") regulations. The CCO's services have been approved by and are reviewed by the Board. For the year ended October 31, 2009, the Fund was allocated CCO fees totaling $5,926.

The Fund effects brokerage or other agency transactions through the Adviser, a registered broker-dealer, and pays a brokerage commission in accordance with the Investment Company Act of 1940, the Securities and Exchange Act of 1934 and rules promulgated by the SEC. For the year ended October 31, 2009, the Adviser received $32,992 in brokerage commissions.

4. ADMINISTRATION, DISTRIBUTION,TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds for an annual fee equal to the higher of $75,000 or 0.12% of the Funds' average daily net assets of the first $350 million, 0.10% of the Funds' average daily net assets of the next $150 million, 0.08% of the Funds' average daily net assets of the next $500 million, and 0.06% of the Funds' average daily net assets in excess of $1 billion.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and/or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

The Trust and the Adviser are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time at its sole discretion.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2009, were as follows (000):

Purchases ..............   $14,102
Sales and Maturities ...    21,819

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in capital, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to real estate investment trust adjustments and distribution adjustments have been reclassified to/from the following accounts as of October 31, 2009 (000):

UNDISTRIBUTED
NET INVESTMENT    ACCUMULATED NET
   INCOME           REALIZED LOSS   PAID IN CAPITAL
--------------    ---------------   ---------------
     $70                $(70)            $--

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2009

The tax character of dividends and distributions declared during the years ended October 31, 2009, and 2008, was as follows (000):

                 ORDINARY    LONG-TERM     RETURN OF
                  INCOME    CAPITAL GAIN     CAPITAL     TOTAL
                 --------   ------------   -----------  --------
2009              $   368     $    --         $199      $   567
2008                1,798      13,794           --       15,592

As of October 31, 2009, the components of accumulated losses on a tax basis were as follows (000):

Capital Loss Carryforwards ..  $ (1,940)
Unrealized Depreciation .....   (15,852)
                               --------
Total Accumulated Losses ....  $(17,792)
                               ========

For Federal income tax purposes, capital loss carry-forwards represent net realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Fund had $1,940 (000) of capital loss carryforwards expiring in 2017.

For Federal income tax purposes, the cost of securities owned at October 31, 2009, and the net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at October 31, 2009, were as follows:

             AGGREGATE      AGGREGATE
FEDERAL        GROSS          GROSS           NET
 TAX        UNREALIZED     UNREALIZED     UNREALIZED
 COST      APPRECIATION   DEPRECIATION   DEPRECIATION
--------   ------------   ------------   ------------
$189,459      $27,050       $(42,902)      $(15,852)

8. OTHER:

At October 31, 2009, one shareholder of record held 92% of the Fund's total outstanding shares. The shareholder of record was an omnibus account for the exclusive benefit of customers maintained by the Adviser, through Pershing LLC, in its capacity as a broker-dealer.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. SUBSEQUENT EVENTS:

There were no matters requiring additional disclosures and/or adjustments resulting from subsequent events through December 28, 2009, the date the financial statements were issued.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
FMC Strategic Value Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the FMC Strategic Value Fund (one of the series constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2009, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2005 were audited by other auditors, whose report dated December 22, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FMC Strategic Value Fund of The Advisors' Inner Circle Fund at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Philadelphia, Pennsylvania
December 28, 2009

DISCLOSURE OF FUND EXPENSES                             FMC STRATEGIC VALUE FUND

                                                                     (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important that you understand how these costs affect your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

     - ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

          You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

     - HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          05/01/09    10/31/09     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,182.60      1.23%       $6.77
HYPOTHETICAL 5% RETURN    1,000.00    1,019.00      1.23         6.26

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099. The following chart lists Trustees and Officers as of October 31, 2009.

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                              ADVISORS'
                                                                                INNER
                                                                                CIRCLE
                                TERM OF                                          FUND
                POSITION(S)   OFFICE AND                                       OVERSEEN
                    HELD       LENGTH OF                                       BY BOARD              OTHER DIRECTORSHIPS
NAME, ADDRESS,    WITH THE       TIME           PRINCIPAL OCCUPATION(S)         MEMBER/                 HELD BY BOARD
    AGE(1)         TRUST       SERVED(2)          DURING PAST 5 YEARS          OFFICER                MEMBER/OFFICER(3)
--------------  -----------  ------------  ---------------------------------  ----------  ------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A.         Chairman   (Since 1991)  Currently performs various             30      Trustee of The Advisors' Inner Circle Fund
NESHER             of the                  services on behalf of SEI                      II, Bishop Street Funds, SEI Asset
63 yrs. old       Board of                 Investments for which Mr. Nesher               Allocation Trust, SEI Daily Income Trust,
                  Trustees                 is compensated.                                SEI Institutional International Trust, SEI
                                                                                          Institutional Investments Trust, SEI
                                                                                          Institutional Managed Trust, SEI Liquid
                                                                                          Asset Trust, SEI Tax Exempt Trust, and SEI
                                                                                          Alpha Strategy Portfolios, LP, Director of
                                                                                          SEI Global Master Fund, plc, SEI Global
                                                                                          Assets Fund, plc, SEI Global Investments
                                                                                          Fund, plc, SEI Investments Global,
                                                                                          Limited, SEI Investments Global Fund
                                                                                          Services, Limited, SEI Investments
                                                                                          (Europe), Limited, SEI Investments Unit
                                                                                          Trust Management (UK), Limited, SEI Global
                                                                                          Nominee Ltd., SEI Opportunity Fund, L.P.,
                                                                                          SEI Structured Credit Fund, L.P., SEI
                                                                                          Multi-Strategy Funds plc. and SEI Islamic
                                                                                          Investments Fund plc.

WILLIAM M.         Trustee   (Since 1992)  Self-employed consultant since         30      Trustee of The Advisors' Inner Circle Fund
DORAN                                      2003. Partner, Morgan, Lewis &                 II, Bishop Street Funds, SEI Asset
1701                                       Bockius LLP (law firm) from 1976               Allocation Trust, SEI Daily Income Trust,
Market Street                              to 2003, counsel to the Trust,                 SEI Institutional International Trust, SEI
Philadelphia,                              SEI, SIMC, the Administrator and               Institutional Investments Trust, SEI
PA 19103                                   the Distributor. Secretary of SEI              Institutional Managed Trust, SEI Liquid
69 yrs. old                                since 1978.                                    Asset Trust, SEI Tax Exempt Trust, and SEI
                                                                                          Alpha Strategy Portfolios, LP, Director of
                                                                                          SEI since 1974. Director of the
                                                                                          Distributor since 2003. Director of SEI
                                                                                          Investments Global Fund Services, Limited,
                                                                                          SEI Investments Global, Limited, SEI
                                                                                          Investments (Europe), Limited, SEI
                                                                                          Investments (Asia), Limited, SEI Asset
                                                                                          Korea Co., Ltd., SEI Global Nominee
                                                                                          Limited and SEI Investments Unit Trust
                                                                                          Management (UK) Limited.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                              ADVISORS'
                                                                                INNER
                                TERM OF                                         CIRCLE
                POSITION(S)   OFFICE AND                                         FUND
                    HELD       LENGTH OF                                       OVERSEEN
NAME, ADDRESS,    WITH THE       TIME           PRINCIPAL OCCUPATION(S)        BY BOARD               OTHER DIRECTORSHIPS
    AGE(1)         TRUST       SERVED(2)          DURING PAST 5 YEARS           MEMBER              HELD BY BOARD MEMBER(3)
--------------  -----------  ------------  ---------------------------------  ----------  ------------------------------------------
INDEPENDENT
BOARD MEMBERS

JAMES M.          Trustee    (Since 1994)  Attorney, sole practitioner            30      Trustee of The Advisors' Inner Circle Fund
STOREY                                     since 1994. Partner, Dechert                   II, Bishop Street Funds and U.S.
78 yrs. old                                Price & Rhoads, September 1987-                Charitable Gift Trust, SEI Asset
                                           December 1993.                                 Allocation Trust, SEI Daily Income Trust,
                                                                                          SEI Institutional International Trust, SEI
                                                                                          Institutional Investments Trust, SEI
                                                                                          Institutional Managed Trust, SEI Liquid
                                                                                          Asset Trust, SEI Tax Exempt Trust and SEI
                                                                                          Alpha Strategy Portfolios, L.P.

GEORGE J.         Trustee    (Since 1999)  Chief Executive Officer,               30      Trustee of The Advisors' Inner Circle Fund
SULLIVAN, JR.                              Newfound Consultants, Inc. since               II, Bishop Street Funds, State Street
66 yrs. old                                April 1997.                                    Navigator Securities Lending Trust, , SEI
                                                                                          Asset Allocation Trust, SEI Daily Income
                                                                                          Trust, SEI Institutional International
                                                                                          Trust, SEI Institutional Investments
                                                                                          Trust, SEI Institutional Managed Trust,
                                                                                          SEI Liquid Asset Trust, SEI Tax Exempt
                                                                                          Trust and SEI Alpha Strategy Portfolios,
                                                                                          LP, Director of SEI Opportunity Fund,
                                                                                          L.P., and SEI Structured Credit Fund,
                                                                                          L.P., member of the independent review
                                                                                          committee for SEI's Canadian -- registered
                                                                                          mutual funds.

BETTY L.          Trustee    (Since 2005)  Vice President Compliance, AARP        30      Trustee of The Advisors' Inner Circle Fund
KRIKORIAN                                  Financial Inc. since September                 II and Bishop Street Funds.
66 yrs. old                                2008. Self-Employed Legal and
                                           Financial Services Consultant
                                           since 2003. In-house Counsel,
                                           State Street Bank Global
                                           Securities and Cash Operations
                                           from 1995 to 2003.

CHARLES E.        Trustee    (Since 2005)  Self-Employed Business                 30      Trustee of The Advisors' Inner Circle Fund
CARLBOM                                    Consultant, Business Project                   II and Bishop Street Funds. Director of
75 yrs. old                                Inc. since 1997. CEO and                       Oregon Transfer Co.
                                           President, United Grocers Inc.
                                           from 1997 to 2000.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)


                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                              ADVISORS'
                                                                                INNER
                                TERM OF                                         CIRCLE
                POSITION(S)   OFFICE AND                                         FUND
                    HELD       LENGTH OF                                       OVERSEEN
NAME, ADDRESS,    WITH THE       TIME           PRINCIPAL OCCUPATION(S)           BY                 OTHER DIRECTORSHIPS
    AGE(1)         TRUST       SERVED(2)          DURING PAST 5 YEARS          OFFICER                HELD BY OFFICER(3)
--------------  -----------  ------------  ---------------------------------  ----------  ------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)

MITCHELL A.       Trustee    (Since 2005)  Retired.                               30      Director, Federal Agricultural Mortgage
JOHNSON                                                                                   Corporation. Trustee of The Advisors'
67 yrs. old                                                                               Inner Circle Fund II and Bishop Street
                                                                                          Funds.

JOHN K.           Trustee    (Since 2005)  CEO, Office of Finance, FHL Banks      30      Director of Federal Home Loan Bank of
DARR                                       from 1992 to 2007.                             Pittsburgh and Manna, Inc. Mortgage
65 yrs. old                                                                               Corporation. Trustee of The Advisors'
                                                                                          Inner Circle Fund II and Bishop Street
                                                                                          Funds.

OFFICERS

PHILIP T.        President   (Since 2008)  Managing Director of SEI               N/A                         N/A
MASTERSON                                  Investments since 2006. Vice
45 yrs. old                                President and Assistant Secretary
                                           of the Administrator from 2004 to
                                           2006. General Counsel of Citco
                                           Mutual Fund Services from 2003 to
                                           2004. Vice President and
                                           Associate Counsel for the
                                           Oppenheimer Funds from 2001 to
                                           2003.

MICHAEL          Treasurer,  (Since 2005)  Director, SEI Investments, Fund        N/A                         N/A
LAWSON           Controller                Accounting since July 2005.
49 yrs. old      and Chief                 Manager, SEI Investments IFS from
                 Financial                 April 1995 to February 1998 and
                  Officer                  November 1998 to July 2005.

RUSSELL            Chief     (Since 2005)  Director of Investment Product         N/A                         N/A
EMERY            Compliance                Management and Development at SEI
46 yrs. old       Officer                  Investments since February 2003.
                                           Senior Investment Analyst, Equity
                                           team at SEI Investments from
                                           March 2000 to February 2003.

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                                                                IN THE
                                                                              ADVISORS'
                                                                                INNER
                                TERM OF                                         CIRCLE
                POSITION(S)   OFFICE AND                                         FUND
                    HELD       LENGTH OF                                       OVERSEEN
NAME, ADDRESS,    WITH THE       TIME           PRINCIPAL OCCUPATION(S)           BY                 OTHER DIRECTORSHIPS
    AGE(1)         TRUST        SERVED            DURING PAST 5 YEARS          OFFICER                 HELD BY OFFICER
--------------  -----------  ------------  ---------------------------------  ----------  ------------------------------------------
OFFICERS (CONTINUED)

JOSEPH M.           Vice     (Since 2007)  Corporate Counsel of SEI               N/A                        N/A
GALLO            President                 Investments since 2007; Associate
36 yrs. old         and                    Counsel, ICMA Retirement
                 Secretary                 Corporation 2004-2007; Federal
                                           Investigator, U.S. Department of
                                           Labor 2002-2004; U.S. Securities
                                           and Exchange Commission-Division
                                           of Investment Management, 2003.

CAROLYN F.          Vice     (Since 2007)  Corporate Counsel of SEI since         N/A                        N/A
MEAD             President                 2007; Associate, Stradley, Ronon,
51 yrs. old         and                    Stevens & Young 2004-2007;
                 Assistant                 Counsel, ING Variable Annuities,
                 Secretary                 1999-2002.

JAMES               Vice     (Since 2004)  Employed by SEI Investments            N/A                        N/A
NDIAYE           President                 Company since 2004. Vice
41 yrs. old         and                    President, Deutsche Asset
                 Assistant                 Management from 2003-2004.
                 Secretary                 Associate, Morgan, Lewis &
                                           Bockius LLP from 2000-2003.
                                           Counsel, Assistant Vice
                                           President, ING Variable Annuities
                                           Group from 1999-2000.

TIMOTHY D.          Vice     (Since 2000)  General Counsel, Vice President        N/A                        N/A
BARTO            President                 and Secretary of SEI Investments
41 yrs. old         and                    Global Funds Services since 1999;
                 Assistant                 Associate, Dechert (law firm)
                 Secretary                 from 1997-1999; Associate,
                                           Richter, Miller & Finn (law firm)
                                           from 1994-1997.

MICHAEL             Vice     (Since 2009)  Director of Client Service at SEI      N/A                        N/A
BEATTIE          President                 Since 2004.
44 yrs. old

ANDREW S.       AML Officer  (Since 2008)  Compliance Officer and Product         N/A                        N/A
DECKER                                     Manager of SEI Investments,
46 yrs. old                                2005-2008. Vice President, Old
                                           Mutual Capital, 2000-2005.
                                           Operations Director, Prudential
                                           Investments, 1998-2000.

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2009 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2009 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2009, the Fund is designating the following items with regard to distributions paid during the year.

                                                       DIVIDENDS
                                                      QUALIFYING
                                                          FOR
                                                       CORPORATE                                              SHORT-TERM
RETURN    LONG-TERM      ORDINARY                      DIVIDENDS    QUALIFYING      U.S.        INTEREST        CAPITAL
  OF     CAPITAL GAIN     INCOME          TOTAL       RECEIVABLE     DIVIDEND    GOVERNMENT      RELATED         GAIN
CAPITAL  DISTRIBUTION  DISTRIBUTIONS  DISTRIBUTIONS  DEDUCTION (1)  INCOME (2)  INTEREST (3)  DIVIDENDS (4)  DIVIDENDS (5)
-------  ------------  -------------  -------------  -------------  ----------  ------------  -------------  -------------
 35.11%      0.00%         64.89%        100.00%        100.00%       100.00%       0.15%         15.38%        100.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by the law.

(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemptions of these amounts in state income.

(4) The percentage in this column represents the amount of "Interest Related Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

(5) The percentage in this column represents the amount of "Short-Term Capital Gain Dividends" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors. This provision of the Internal Revenue Code will be expiring for years beginning after January 1, 2010.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2009. Complete information will be computed and reported in conjunction with your 2009 Form 1099-DIV.

                                     NOTES

===============================================================================

                            FMC STRATEGIC VALUE FUND
                                P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-AR-001-0900

                                 FMC STRATEGIC
                                   VALUE FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 2009

ADVISED BY:
FIRST MANHATTAN CO.

===============================================================================

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is John Darr and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                                 2009                                             2008
                         ------------------------------------------------   ----------------------------------------------
                                                                                                               All other
                                             All fees        All other                          All fees       fees and
                            All fees           and           fees and          All fees            and        services to
                               and         services to      services to           and          services to      service
                         services to the     service          service       services to the      service      affiliates
                              Trust         affiliates    affiliates that        Trust         affiliates      that did
                            that were       that were     did not require      that were        that were     not require
                          pre-approved     pre-approved    pre-approval      pre-approved     pre-approved   pre-approval
                         ---------------   ------------   ---------------   ---------------   ------------   ------------
(a) Audit Fees              $232,354            $0              $0             $246,200            $0             $0
(b) Audit-Related Fees      $      0            $0              $0             $      0            $0             $0
(c) Tax Fees                $      0            $0              $0             $      0            $0             $0
(d) All Other Fees          $      0            $0              $0             $      0            $0             $0

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

                                              2009                                           2008
                         ---------------------------------------------   ------------------------------------------
                                                            All other
                                                            fees and                                     All other
                                             All fees      services to                    All fees       fees and
                            All fees            and          service       All fees          and        services to
                               and          services to    affiliates         and        services to      service
                         services to the      service       that did      services to     service      affiliates
                              Trust         affiliates         not         the Trust     affiliates      that did
                            that were        that were       require       that were      that were     not require
                          pre-approved     pre-approved   pre-approval   pre-approved   pre-approved   pre-approval
                         ---------------   ------------   ------------   ------------   ------------   ------------
(a) Audit Fees              $245,808            N/A            N/A         $316,360          N/A            N/A
(b) Audit-Related Fees         N/A              N/A            N/A            N/A            N/A            N/A
(c) Tax Fees                   N/A              N/A            N/A            N/A            N/A            N/A
(d) All Other Fees             N/A              N/A            N/A            N/A            N/A            N/A

(e)(1) Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%     0%
Tax Fees              0%     0%
All Other Fees        0%     0%

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

                     2009   2008
                     ----   ----
Audit-Related Fees    0%    N/A
Tax Fees              0%    N/A
All Other Fees        0%    N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2009 and 2008, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: January 4, 2010


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson, Treasurer,
                                        Controller & CFO

Date: January 4, 2010

* Print the name and title of each signing officer under his or her signature.